Stock-Based Compensation	6 Months Ended
Jan. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-Based Compensation
14: Stock-Based Compensation
Conversion of Stock-Based Awards
As part of the Business Combination, the Company assumed all of the issued and outstanding options to purchase the Common Stock of ZeroFox, Inc. and IDX and converted them into options to purchase the Company’s Common Stock (Company Options). The number of Company Options issued along with the associated strike prices were converted using the Exchange Ratios of the Business Combination (see Note 5). The Company issued options to purchase a total of 8,159,377 shares of the Company’s Common Stock, 6,380,458 going to holders of options to purchase ZeroFox, Inc. common stock and 1,778,919 going to holders of options to purchase IDX common stock. The vesting schedules, remaining term, and provisions (other than the adjusted number of underlying shares and exercise prices) of the Company Options issued, are identical to the vesting schedules, remaining term, and other provisions of the ZeroFox, Inc. and IDX options that were converted.
The conversion did not adjust vesting conditions of the options and did not require the Company to change the classification of the options. The Company recognized no incremental compensation cost as a result of the conversion. The Company recognized stock-based compensation expense based on the estimated fair value of the awards as calculated on their respective grant dates.
The Company issued no stock options from the Closing Date of the Business Combination to January 31, 2023.
ZeroFox Holdings, Inc 2022 Incentive Equity Plan
On August 3, 2022, the Company adopted the 2022 ZeroFox Holdings, Inc. Incentive Equity Plan (the 2022 Plan). The 2022 Plan became effective on the closing of the Business Combination, which also occurred on August 3, 2022. The 2022 Plan provides for the issuance of up to 11,750,135 shares of Common Stock to employees, officers, directors, consultants, and advisors in the form of stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards (RSUs), dividend equivalents, and other stock or cash-based awards. On November 30, 2022, the Board of Directors approved an increase to the number of shares available for issuance under the 2022 plan, effective January 1, 2023. Pursuant to the terms of the 2022 Plan agreement, the shares available for issuance increased by 5% of the shares of Common Stock issued and outstanding at December 31, 2022, or 5,909,396 shares. As of January 31, 2023, there were 15,829,510 shares of Common Stock available for issuance under the 2022 Plan.
Stock-based awards are granted at exercise prices not less than 100% of the fair value of the stock at the date of grant. The Company determines fair value as the closing per share price of its Common Stock on the date the stock-based award is granted. The term of any stock-based award issued under the 2022 Plan may not exceed 10 years from the date of grant. The Company intends to issue new shares to satisfy share options upon exercise.
ZeroFox Holdings, Inc. Employee Stock Purchase Plan
On August 3, 2022, the Company adopted the ZeroFox Holdings, Inc. 2022 Employee Stock Purchase Plan (ESPP). The ESPP is designed to allow eligible employees of the Company and its subsidiaries to purchase shares of Company Common Stock with their accumulated payroll deductions. As of January 31, 2023, and through the date these financial statements were available to be issued, the Company had not implemented and made available the ESPP to its employees.
Stock Options
The Company estimates the fair value of stock options on the date of grant using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires estimates of highly subjective assumptions, which affect the fair value of each stock option. As the Company did not issue any stock options from the Closing Date of the Business Combination to January 31, 2023, this section describes how any such stock-based awards will be fair valued by the Company when they are issued. This section also describes how the Predecessor Companies valued their stock-based awards.
Expected Volatility
As the Company does not have a significant trading history of the shares of its Common Stock to date, the expected volatility will be based on the average historical stock price volatility of comparable publicly-traded companies in its industry peer group, financial, and market capitalization data. The Predecessor Companies utilized the same estimation approach.
Expected Term
The expected term of the Company’s options represents the period that the stock-based awards are expected to be outstanding. The Predecessor Companies utilized the same estimation approach.

The Company will estimate the expected term of its employee awards using the SAB Topic 14 Simplified Method allowed by the FASB and SEC, for calculating expected term as it has limited historical exercise data to provide a reasonable basis upon which to otherwise estimate expected term. The Predecessor Companies utilized the same estimation approach. Certain of the Predecessor Companies’ options began vesting prior to the grant date, in which case the Predecessor Company used the remaining vesting term at the grant date in the expected term calculation.
Risk-Free Interest Rate
The Company will estimate its risk-free interest rate by using the yield on actively traded non-inflation-indexed
U.S. treasury securities with contract maturities equal to the expected term. The Predecessor Companies utilized the same estimation approach.
Dividend Yield
The Company has neither declared nor paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield will be estimated to be zero. The Predecessor Companies utilized the same estimation approach.
Fair Value of Underlying Common Stock
The Company will use the closing price of its Common Stock (ZFOX) on the grant date of the stock-based award to represent the fair value of the underlying Common Stock.
The Predecessor Companies’ common stock was not publicly traded. As a result, the Predecessor Companies were required to estimate the fair value of their common stock. The Board of Directors of each respective Predecessor Company considered numerous objective and subjective factors to determine the fair value of the respective Predecessor Company’s common stock at each meeting in which awards are approved. The factors considered included, but were not limited to: (i) the results of contemporaneous independent third-party valuations of the respective Predecessor Company’s common stock; (ii) the prices, rights, preferences, and privileges of the respective Predecessor Company’s series of Preferred Stock relative to those of its common stock; (iii) the lack of marketability of the respective Predecessor Company’s common stock; (iv) actual operating and financial results of the respective Predecessor Company; (v) current business conditions and projections; (vi) the likelihood of achieving a liquidity event for the respective Predecessor Company, such as an initial public offering or sale of the Predecessor Company, given prevailing market conditions; and (vii) precedent transactions involving the respective Predecessor Company’s shares.
The Company used the weighted-average assumptions in the table below to estimate the fair value of stock options. There are no values for the Successor as the Successor has not issued any stock options during the Successor Period.

	Successor	Predecessor
Assumptions	January 31, 2023	August 3, 2022	January 31, 2022
Weighted-average risk-free rate	N/A	1.48%	1.42%
Weighted-average expected term of the option (in years)	N/A	6.07	6.06
Weighted-average expected volatility	N/A	38.92%	38.09%
Weighted-average dividend yield	N/A	0.00%	0.00%

A summary of option activity for the Successor Period and the Year to Date Predecessor Period, is as follows (Aggregate Intrinsic Value in thousands):

Successor	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of August 4, 2022	8,159,377	$1.5360	6.01	$17,004
Granted	—	—
Exercised	(206,476)	0.5952
Cancelled	(83,851)	2.9681

Outstanding as of January 31, 2023	7,869,050	1.5454	6.07	16,325

Vested as of January 31, 2023	5,772,232	0.9591	5.39	15,359

Vested and expected to vest as of January 31, 2023	7,135,156	$1.3793	5.88	$15,987

Predecessor	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of February 1, 2022	21,715,815	$0.4398	6.28	$51,688
Granted	1,214,500	2.3920
Exercised	(392,450)	0.2659
Cancelled	(252,159)	1.4633

Outstanding as of August 3, 2022	22,285,706	0.5377	6.45	50,864

Vested as of August 3, 2022	14,783,495	0.2660	5.41	37,757

Vested and expected to vest as of August 3, 2022	19,659,894	$0.4662	6.17	$46,276

The Company did not grant any options during the Successor Period. The weighted-average grant-date fair value of options granted during the Year to Date Predecessor Period and for the year ended January 31, 2022, was $1.0000 and $0.6709, respectively. The total intrinsic value of options exercised during the Successor Period was $0.6 million. The total intrinsic value of options exercised during the Year to Date Predecessor Period and for the year ended January 31, 2022 was $1.0 million and $1.7 million, respectively.
RSUs
The fair value of restricted stock unit awards (RSUs) is based on the closing price of our Common Stock on the date of grant.

The Predecessor did not grant RSUs during the Year to Date Predecessor Period or prior year ending January 31, 2022. A summary of RSU activity for the Successor Period is as follows:

Successor	Shares	Weighted- Average Grant Date Fair Value
Outstanding as of August 4, 2022	—	$—
Granted	2,827,426	$4.64
Vested	—	$—
Cancelled	(25,000)	$4.63

Outstanding as of January 31, 2023	2,802,426	$4.64

RSUs granted under our stock incentive plans generally vest over a period of one to four years. Our outstanding RSUs vest upon the satisfaction of a service-based vesting condition.
Stock-Based Compensation Expense
The Company recognized
non-cash,
stock-based compensation expense in the accompanying Consolidated Statements of Comprehensive Loss for the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022, as follows (in thousands):

	Successor	Predecessor
	August 4, 2022 to January 31, 2023	February 1, 2022 to August 3, 2022	Year Ended January 31, 2022
Cost of revenue - subscription	$97	$18	$50
Cost of revenue - services	36	2	—
Research and development	452	114	97
Sales and marketing	518	218	222
General and administrative	1,397	510	327

Total stock-based compensation expense	$2,500	$862	$696

Unrecognized compensation cost related to outstanding stock options totaled $4.2 million as of January 31, 2023, which is expected to be recognized over a weighted-average remaining period of 2.4 years.
Unrecognized compensation cost related to outstanding RSUs totaled $11.2 million as of January 31, 2023, which is expected to be recognized over a weighted-average remaining period of 3.3 years.